Summary of Significant Accounting Policies Property, Plant and Equipment (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment
Property, plant and equipment, at cost	$ 12,762	$ 11,741
Accumulated depreciation	(5,850)	(5,369)
Property, plant, and equipment, net	6,912	6,372
Land and land improvements
Property, Plant and Equipment
Property, plant and equipment, at cost	619	636
Buildings and improvements
Property, Plant and Equipment
Property, plant and equipment, at cost	2,575	2,139
Machinery and other equipment
Property, Plant and Equipment
Property, plant and equipment, at cost	6,997	6,618
Capitalized software costs
Property, Plant and Equipment
Property, plant and equipment, at cost	606	603
Leasehold improvements
Property, Plant and Equipment
Property, plant and equipment, at cost	$ 1,965	$ 1,745
Minimum | Capitalized software costs
Property, Plant and Equipment
Property, plant and equipment, estimated useful life	3 years
Maximum [Member] | Land and land improvements
Property, Plant and Equipment
Property, plant and equipment, estimated useful life	40 years
Maximum [Member] | Buildings and improvements
Property, Plant and Equipment
Property, plant and equipment, estimated useful life	45 years
Maximum [Member] | Machinery and other equipment
Property, Plant and Equipment
Property, plant and equipment, estimated useful life	20 years
Maximum [Member] | Capitalized software costs
Property, Plant and Equipment
Property, plant and equipment, estimated useful life	5 years